Acquisitions (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

	Yen in millions
	April 2, 2012	May 31, 2012	September 28, 2012	October 2, 2012	November 1, 2012	December 28, 2012
	Minster	Ansaldo	Avtron	SCD	Kinetek	Kaiyu
Cash and cash equivalents	¥2,585	¥976	¥53	¥642	¥5,632	¥874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016	—	14,960	180
Other non-current assets	1,840	446	—	581	1,619	39

Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578

Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)	—

Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)

Noncontrolling interests	—	—	—	(2,418)	—	(721)

Net assets acquired	¥9,202	¥36,564	¥4,861	¥3,305	¥35,697	¥1,018

Unaudited Pro Forma Results of Operations

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2012 and 2013, as if the acquisition in these companies had occurred on April 1, 2011 and 2012. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated. And the unaudited pro forma excludes acquisition and integration costs which the acquirees paid.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2012	2013
Pro forma net sales	¥772,786	¥741,211
Pro forma net income	39,851	7,948

	Yen
Pro forma net income attributable to Nidec Corporation per share
—basic	¥289.85	¥59.00
—diluted	270.90	54.73